Fair Value	12 Months Ended
Dec. 31, 2015
Fair Value [Abstract]
Fair Value

NOTE 6 – FAIR VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  There are three levels of inputs that may be used to measure fair values:

Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of each type of asset and liability:

Securities available for sale:  The fair value of securities available for sale is determined using pricing models that vary based on asset class and include available trade, bid and other market information or matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2).

Derivatives:  The fair value of derivatives, which includes yield maintenance provisions, interest rate lock commitments and interest rate swaps, is based on valuation models using observable market data as of the measurement date (Level 2).

Impaired loans:  The fair value of impaired loans with specific allocations of the ALLL is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Appraisals for collateral-dependent impaired loans are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by a third-party appraisal management company approved by the Board of Directors annually. Once received, the loan officer or a member of the credit department reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with independent data sources such as recent market data or industry-wide statistics.  Appraisals are updated as needed based on facts and circumstances associated with the individual properties.  Real estate appraisals typically incorporate measures such as recent sales prices for comparable properties.  Appraisers may make adjustments to the sales prices of the comparable properties as deemed appropriate based on the age, condition or general characteristics of the subject property.  Management applies an additional discount to real estate appraised values, typically to reflect changes in market conditions since the date of the appraisal and to cover disposition costs (including selling expenses) based on the intended disposition method of the property.  Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification.  Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Loans held for sale:  Loans held for sale are carried at fair value, as determined by outstanding commitments from third party investors (Level 2).    Loans originated as construction loans, that were subsequently transferred to held for sale, are carried at the lower of cost or market, and are excluded from the fair value measurement table. These loans totaled $1,833 at December 31, 2014.

Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, are summarized below:

Fair Value Measurements at December 31, 2015 Using Significant Other Observable Inputs
(Level 2)
Financial Assets:
Securities available for sale:
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$8,536
Mortgage-backed securities - residential	481
Collateralized mortgage obligations	351
Total securities available for sale	$9,368

Loans held for sale	$889

Yield maintenance provisions (embedded derivatives)	$213

Interest rate lock commitments	$8

Financial Liabilities:
Interest-rate swaps	$213

Fair Value Measurements at December 31, 2014 Using Significant Other Observable Inputs
(Level 2)
Financial Assets:
Securities available for sale:
Corporate debt	$2,936
State and municipal	886
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	5,011
Mortgage-backed securities - residential	727
Collateralized mortgage obligations	885
Total securities available for sale	$10,445

Loans held for sale	$1,672

Yield maintenance provisions (embedded derivatives)	$318

Interest rate lock commitments	$25

Financial Liabilities:
Interest-rate swaps	$318

The Company had no assets or liabilities measured at fair value on a recurring basis that were measured using Level 1 or Level 3 inputs at December 31, 2015 or 2014.  There were no transfers of assets or liabilities measured at fair value between levels during 2015 or 2014.

Assets measured at fair value on a non-recurring basis are summarized below:

Fair Value Measurements at December 31, 2015 Using
Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial	$143
Real Estate:
Single-family residential	128
Multi-family residential	45
Commercial:
Non-owner occupied	2,215
Owner occupied	213
Land	245
Total impaired loans	$2,989

Fair Value Measurements at December 31, 2014 Using
Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial	$157
Real Estate:
Single-family residential	123
Multi-family residential	-
Commercial:
Non-owner occupied
Owner occupied	225
Land	289
Total impaired loans	$794

The Company had no assets or liabilities measured at fair value on a non-recurring basis that were measured using Level 1 or 2 inputs at December 31, 2015 or 2014.

The impaired loan servicing rights, which are carried at fair value at December 31, 2015 and December 31, 2014 are not material based on the value of the asset.

Impaired loans that are measured for impairment using the fair value of the collateral for collateral dependent loans, had a principal balance of $3,050, with a valuation allowance of $16 at December 31, 2015.  Impaired loans carried at the fair value of collateral had an unpaid principal balance of $867 with a valuation allowance of $20 at December 31, 2014.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2015:

	Fair Value	Valuation Technique(s)	Unobservable Inputs	(Range) Weighted Average
Impaired loans:
Commercial	$143	Comparable sales approach	Adjustment for differences between the comparable market transactions	1.10%
Commercial real estate:
Single-family residential	128	Comparable sales approach	Adjustment for differences between the comparable market transactions	(-1.23% , 4.63%) -.17%
Multi-family residential	45	Comparable sales approach	Adjustment for differences between the comparable market transactions	5.74%
Commercial:
Non-owner occupied	2,215	Comparable sales approach	Adjustment for differences between the comparable market transactions	(1.10%, 5.74%) 1.35%
Owner occupied	213	Comparable sales approach	Adjustment for differences between the comparable market transactions	-29.30%
Land	245	Comparable sales approach	Adjustment for differences between the comparable market transactions	(-1.89%, 2.54%) .08%

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2014:

	Fair Value	Valuation Technique(s)	Unobservable Inputs	(Range) Weighted Average
Impaired loans:
Commercial	$157	Income approach	Adjustments by management to reflect current discount rates	-16.00%
Commercial real estate:
Single -family residential	123	Comparable sales approach	Adjustment for differences between the comparable market transactions	2.35%
Commercial:
Owner occupied	225	Comparable sales approach	Adjustment for differences between the comparable market transactions	-12.21%
Land	289	Comparable sales approach	Adjustment for differences between the comparable market transactions	8.10%

Financial Instruments Recorded Using Fair Value Option:

The Company has elected the fair value option for loans held for sale.  These loans are intended for sale and the Company believes that the fair value is the best indicator of the resolution of these loans.  Loans originated as construction loans, that were subsequently transferred to held for sale, are carried at the lower cost or market and are not included.  Interest income is recorded based on the contractual terms of the loan and in accordance with the Company’s policy on loans held for investment.  None of these loans were 90 days or more past due or on nonaccrual as of December 31, 2015 or December 31, 2014.

As of December 31, 2015 and December 31, 2014, the aggregate fair value, contractual balance and gain or loss of loans held for sale were as follows:

	December 31, 2015	December 31, 2014

Aggregate fair value	$889	$1,672
Contractual balance	884	1,657
Gain (loss)	5	15

The total amount of gains and losses from changes in fair value included in earnings for the year ended December 31, 2015 and 2014 for loans held for sale were:

	2015	2014
Interest income	$56	$97
Interest expense	-	-
Change in fair value	(10)	-
Total change in fair value	$46	$97

The carrying amounts and estimated fair values of financial instruments at year-end were as follows:

	Fair Value Measurements at December 31, 2015 Using:
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$25,895	$25,895	$-	$-	$25,895
Interest-bearing deposits in other financial institutions	-	-	-	-	-
Securities available for sale	9,368	-	9,368	-	9,368
Loans held for sale	889	-	889	-	889
Loans, net	297,064	-	-	295,498	295,498
FHLB stock	1,942	n/a	n/a	n/a	n/a
Accrued interest receivable	831	1	21	809	831
Yield maintenance provisions (embedded derivatives)	213	-	213	-	213
Interest rate lock commitments	8	-	8	-	8

Financial liabilities
Deposits	$(290,467)	$(147,523)	$(143,236)	$-	$(290,759)
FHLB advances and other borrowings	(14,500)	-	(14,693)	-	(14,693)
Advances by borrowers for taxes and insurance	(656)	-	-	(656)	(656)
Subordinated debentures	(5,155)	-	(2,269)	-	(2,269)
Accrued interest payable	(44)	-	(44)	-	(44)
Interest-rate swaps	(213)	-	(213)	-	(213)

The carrying amounts and estimated fair values of financial instruments at December 31, 2014 were as follows:

	Fair Value Measurements at December 31, 2014 Using:
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$28,207	$28,207	$-	$-	$28,207
Interest-bearing deposits in other financial institutions	494	494	-	-	494
Securities available for sale	10,445	-	10,445	-	10,445
Loans held for sale	1,672	-	1,672	-	1,672
Loans, net	257,085	-	-	257,333	257,333
FHLB stock	1,942	n/a	n/a	n/a	n/a
Accrued interest receivable	780	2	32	746	780
Yield maintenance provisions (embedded derivatives)	318	-	318	-	318
Interest rate lock commitments	25	-	25	-	25

Financial liabilities
Deposits	$(258,315)	$(121,132)	$(137,700)	$-	$(258,832)
FHLB advances and other borrowings	(14,500)	-	(14,663)	-	(14,663)
Advances by borrowers for taxes and insurance	(401)	-	-	(401)	(401)
Subordinated debentures	(5,155)	-	(2,536)	-	(2,536)
Accrued interest payable	(48)	-	(48)	-	(48)
Interest-rate swaps	(318)	-	(318)	-	(318)

The methods and assumptions used to estimate fair value are described as follows.

Cash and Cash Equivalents

The carrying amounts of cash and short-term instruments approximate fair values and are classified as Level 1.

Interest-Bearing Deposits in Other Financial Institutions

The carrying amounts of interest bearing deposits in other financial institutions approximate fair values and are classified as Level 1.

FHLB Stock

It is not practical to determine the fair value of FHLB stock due to restrictions placed on its transferability.

Loans

Fair values of loans, excluding loans held for sale, are estimated as follows:  For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values resulting in a Level 3 classification. Fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level 3 classification.  Impaired loans are valued at the lower of cost or fair value as described previously. The methods utilized to estimate the fair value of loans do not necessarily represent an exit price.

Deposits

The fair values disclosed for demand deposits (e.g., interest and noninterest bearing checking, passbook savings, and money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amount) resulting in a Level 1 classification. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flows calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits resulting in a Level 2 classification.

Other Borrowings

The fair values of the Company’s long-term FHLB advances are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

The fair values for the secured borrowings are valued in the same manner as loans noted above, resulting in a Level 3 classification.

The fair values of the Company’s subordinated debentures are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

Accrued Interest Receivable/Payable

The carrying amounts of accrued interest approximate fair value resulting in a Level 1 or 2 classification, consistent with the asset or liability with which they are associated.

Off-Balance-Sheet Instruments

The fair value of off-balance-sheet items is not considered material.